Curian Guidance - Moderate Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The primary investment objective of the Curian Guidance – Moderate Fund (the “Fund”) is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Moderate Fund
Management Fees		0.15%
Other Expenses	[1]	0.12%
Acquired Fund Fees and Expenses	[2]	1.17%
Total Annual Fund Operating Expenses		1.44%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Moderate Fund	147	456	787	1,724

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate in most recent fiscal year	0.77
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend-paying equity securities of issuers in the U.S. and foreign countries, including emerging markets.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund allocates its assets among Underlying Funds categorized by the Adviser as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodity prices can be extremely volatile and the value of an Underlying Fund with exposure to the commodities markets may decline and fluctuate in a rapid and unpredictable manner.
●
Counterparty risk – An Underlying Fund runs the risk that the counterparty to a derivatives contract, a broker-dealer in an over-the-counter derivatives transaction, a clearing member used by the Underlying Fund to hold a cleared derivatives contract, or a borrower of the Underlying Fund’s securities will be unable or unwilling to make timely settlement payments, return the Underlying Fund’s margin, or otherwise honor its obligations.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other over-the-counter contracts, and certain exchange-traded funds, involves risks, including liquidity, market, counterparty, credit, and currency risks, mispricing or improper valuation.  Changes in the value of the derivative may not move as expected relative to the value of the assets, rates, or indices the derivative is designed to track, and the Underlying Fund could lose more than the principal amount invested.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short sale may be affected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.  Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The performance information shown provides some indication of the risks of investing in the Fund by showing the Fund’s performance and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 3/31/2013):
Highest Quarterly Return	5.03%
Lowest Quarterly Return, Label	Worst Quarter (ended 6/30/2013)
Lowest Quarterly Return	(0.45%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2013
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns Curian Guidance - Moderate Fund	1 Year		Life of Fund		Inception Date
Curian Guidance - Moderate Fund	12.15%		9.14%		Feb. 06, 2012
Curian Guidance - Moderate Fund Dow Jones Moderate Index	14.46%		10.20%		Feb. 06, 2012
Curian Guidance - Moderate Fund S&P 500 Index/MSCI EAFE Index (Net)/Barclays US Aggregate Bond Index/Credit Suisse Hedge Fund Index (25/20/35/20)	13.23%	[1]	9.73%	[1]	Feb. 06, 2012
Curian Guidance - Moderate Fund Barclays US Aggregate Bond Index	(2.02%)		0.73%		Feb. 06, 2012
Curian Guidance - Moderate Fund MSCI EAFE Index (Net)	22.78%		16.14%		Feb. 06, 2012
Curian Guidance - Moderate Fund S&P 500 Index	32.39%		20.89%		Feb. 06, 2012
Curian Guidance - Moderate Fund Credit Suisse Hedge Fund Index	9.73%	[2]	7.19%	[2]	Feb. 06, 2012
[1]	This blended benchmark contains a hedge fund index that reports monthly returns and thus the inception of the index is as of the closest month end.
[2]	Credit Suisse Hedge Fund Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on February 28, 2012, the closest available date to the Fund's inception. The Fund's performance for the period beginning on February 28, 2012 was 9.00%.